Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Taxes currently payable									$ 425	$ 1,499
Deferred income taxes (benefit)									375	545
Income tax expense	$ 83	$ 269	$ 250	$ 198	$ 712	$ 548	$ 415	$ 369	$ 800	$ 2,044